Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Operating Expenses by Nature (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Operating Expenses [Line Items]
Total	€ 31,236	€ 37,218
Research and development expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	2,196	2,761
Rental and maintenance	752	650
Services, subcontracting and fees	9,893	15,170
Personnel expenses	8,179	8,143
Depreciation, amortization & provision	2,160	2,097
Other	29	25
Total	23,209	28,846
Research and development expenses | R&D
Disclosure Of Operating Expenses [Line Items]
Consumables	82	62
Rental and maintenance	77	53
Services, subcontracting and fees	312	457
Personnel expenses	1,045	1,356
Depreciation, amortization & provision	177	106
Other	0	8
Total	1,693	2,042
Research and development expenses | Clinical studies
Disclosure Of Operating Expenses [Line Items]
Consumables	2,114	2,699
Rental and maintenance	675	597
Services, subcontracting and fees	9,581	14,713
Personnel expenses	7,134	6,787
Depreciation, amortization & provision	1,983	1,991
Other	29	17
Total	21,516	26,804
General and administrative expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	94	89
Rental and maintenance	578	483
Services, subcontracting and fees	3,292	3,433
Personnel expenses	3,307	3,635
Depreciation, amortization & provision	333	341
Other	423	391
Total	€ 8,027	€ 8,372